Segment information (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments	R$ 438	R$ 165	R$ 149
Property, plant and equipment	40,417	38,405
Intangible assets	3,387	3,108	3,022
Right of use of assets	3,719	3,820	R$ 3,953
Other receivables	2,596	2,149
Unallocated amounts [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		410
Intangible assets		15
Right of use of assets		2
Other receivables		60
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments	381	108
Property, plant and equipment	16,748	17,279
Intangible assets	2,690	2,658
Right of use of assets	1,883	2,175
Other receivables	615	1,651
USA and Europe [Member]
IfrsStatementLineItems [Line Items]
Investments	57	57
Property, plant and equipment	7,850	6,359
Intangible assets	106	131
Right of use of assets	1,457	1,234
Other receivables	1,560	141
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	15,718	14,357
Intangible assets	566	304
Right of use of assets	318	409
Other receivables	299	R$ 297
Unallocated Amount [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	101
Intangible assets	25
Right of use of assets	61
Other receivables	R$ 122